SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock [Member]
Option Indexed to Issuer's Equity [Line Items]
Unrecognized compensation and non-vested		$ 0	$ 144,964
Share-based compensation, vesting period		1 year
Maximum [Member] | Restricted Stock [Member]
Option Indexed to Issuer's Equity [Line Items]
Share-based compensation, expiration term		10 years
Stock Options [Member]
Option Indexed to Issuer's Equity [Line Items]
Vesting term	one-year anniversary date of the grant	one-year anniversary date of the grant
Unrecognized compensation and non-vested	$ 67,833	$ 381,547	$ 211,661
Weighted average granted date fair value stock options granted		$ 299	$ 320
Fair value of option vested		$ 414,902	$ 251,117
Stock Options [Member] | Maximum [Member]
Option Indexed to Issuer's Equity [Line Items]
Share-based compensation, expiration term	10 years	10 years